Commitments and Contingencies (Details) (USD $)	Sep. 30, 2013
Future non-cancelable commitments related to certain contractual obligations
Contractual Obligation, Due in Next Twelve Months	$ 154,000
Contractual Obligation, Due in Second Year	793,000
Contractual Obligation, Due in Third Year	762,000
Contractual Obligation, Due in Fourth Year	8,398,000
Contractual Obligation, Due in Fifth Year	506,000
Contractual Obligation, Due after Fifth Year	28,109,000
Contractual Obligation, Total	38,722,000
Operating leases and service contract [Member]
Future non-cancelable commitments related to certain contractual obligations
Contractual Obligation, Due in Next Twelve Months	154,000	[1]
Contractual Obligation, Due in Second Year	793,000	[1]
Contractual Obligation, Due in Third Year	762,000	[1]
Contractual Obligation, Due in Fourth Year	531,000	[1]
Contractual Obligation, Due in Fifth Year	506,000	[1]
Contractual Obligation, Due after Fifth Year	1,536,000	[1]
Contractual Obligation, Total	4,282,000	[1]
Operating Leases, Future Minimum Payments Due	200,000
Assets retirement obligation [Member]
Future non-cancelable commitments related to certain contractual obligations
Contractual Obligation, Due in Next Twelve Months	0
Contractual Obligation, Due in Second Year	0
Contractual Obligation, Due in Third Year	0
Contractual Obligation, Due in Fourth Year	7,867,000
Contractual Obligation, Due in Fifth Year	0
Contractual Obligation, Due after Fifth Year	26,573,000
Contractual Obligation, Total	$ 34,440,000

[1]	Operating leases and service contracts have been reduced by total minimum sublease rentals of $0.2 million due in the future under non-cancelable subleases.